UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04911
State Street Research Financial Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	10/31

Date of reporting period:	5/1/04 - 7/31/04

Item 1. Schedule of Investments

STATE STREET RESEARCH GOVERNMENT INCOME FUND

INVESTMENT PORTFOLIO

July 31, 2004 (Unaudited)

	Principal Amount	Maturity Date	Value

U.S. GOVERNMENT SECURITIES 89.9%
U.S. Treasury 48.0%
U. S. Treasury Note, 6.50%	$17,475,000	2/15/2010	$19,780,197
U.S Treasury Notes, 4.00%	3,375,000	11/15/2012	3,302,228
U.S. Treasury Bond, 10.75%	35,250,000	8/15/2005	38,352,282
U.S. Treasury Bond, 10.375%	36,425,000	11/15/2012	44,431,397
U.S. Treasury Bond, 12.00%	17,600,000	8/15/2013	23,218,254
U.S. Treasury Bond, 10.625%	27,775,000	8/15/2015	42,091,068
U.S. Treasury Bond, 9.875%	12,650,000	11/15/2015	18,389,938
U.S. Treasury Bond, 9.25%	4,350,000	2/15/2016	6,097,138
U.S. Treasury Bond, 6.25%	6,475,000	8/15/2023	7,262,626
U.S. Treasury Bond, 6.25%	750,000	5/15/2030	851,309
U.S. Treasury Note, 7.00%	46,650,000	7/15/2006	50,464,011
			254,240,448
U.S. Agency Mortgage 40.6%
ENSCO Offshore Co., 6.36%	2,664,209	12/01/2015	2,911,182
Federal Home Loan Mortgage Corp., 9.00%	716,095	12/01/2009	769,824
Federal Home Loan Mortgage Corp., 4.00%	2,925,000	3/15/2010	2,960,742
Federal Home Loan Mortgage Corp., 3.75%	4,706,000	3/15/2011	4,751,889
Federal Home Loan Mortgage Corp., 4.00%	3,000,000	8/15/2013	3,023,848
Federal Home Loan Mortgage Corp., 5.50%	4,937,097	7/01/2033	4,968,980
Federal National Mortgage Association, 5.50%	9,350,000	5/02/2006	9,769,946
Federal National Mortgage Association, 8.00%	512,409	4/01/2008	541,745
Federal National Mortgage Association, 8.00%	745,558	6/01/2008	789,010
Federal National Mortgage Association, 8.50%	1,066,814	2/01/2009	1,137,755
Federal National Mortgage Association, 9.00%	905,233	5/01/2009	974,220
Federal National Mortgage Association, 7.125%	19,575,000	6/15/2010	22,375,713
Federal National Mortgage Association, 6.022%	3,600,000	11/25/2010	3,854,052
Federal National Mortgage Association, 6.50%	1,006,202	12/01/2014	1,064,819
Federal National Mortgage Association, 9.00%	255,007	4/01/2016	278,383
Federal National Mortgage Association, 7.00%	1,763,486	1/01/2017	1,871,210
Federal National Mortgage Association, 5.00%	$1,955,023	6/01/2018	$1,972,130
Federal National Mortgage Association, 4.50%	1,458,357	10/01/2018	1,437,165
Federal National Mortgage Association, 5.00%	2,175,371	6/01/2023	2,162,067
Federal National Mortgage Association, 5.50%	1,302,291	1/01/2024	1,325,725
Federal National Mortgage Association, 7.50%	1,221,626	7/01/2029	1,309,667
Federal National Mortgage Association, 6.50%	2,121,594	12/01/2029	2,221,603
Federal National Mortgage Association, 7.00%	1,061,002	4/01/2032	1,123,185
Federal National Mortgage Association, 5.50%	3,056,543	4/01/2033	3,071,557
Federal National Mortgage Association, 5.50%	2,527,915	11/01/2033	2,540,333
Federal National Mortgage Association, 5.50%	8,119,487	1/01/2034	8,159,371

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Federal National Mortgage Association, 5.00%	$10,402,429	3/01/2034	$10,173,086
Federal National Mortgage Association, 5.50%	2,850,000	8/17/2019	2,870,211
Federal National Mortgage Association, 5.00%	24,675,000	8/17/2019	24,666,302
Federal National Mortgage Association, 4.50%	23,325,000	8/17/2019	22,938,691
Federal National Mortgage Association, 4.00%	2,400,000	8/17/2019	2,301,000
Federal National Mortgage Association, TBA, 6.50%	5,625,000	8/17/2019	5,869,339
Federal National Mortgage Association, TBA, 6.00%	12,675,000	8/17/2019	13,102,203
Federal National Mortgage Association, TBA, 5.50%	7,900,000	8/17/2019	8,112,313
Government National Mortgage Association, 9.50%	360,325	9/15/2009	395,372
Government National Mortgage Association, 9.50%	656,172	10/15/2009	719,944
Government National Mortgage Association, 9.50%	302,299	11/15/2009	331,703
Government National Mortgage Association, 9.50%	41,310	11/15/2017	46,613
Government National Mortgage Association, 9.50%	47,547	9/15/2019	53,706
Government National Mortgage Association, 7.00%	820,757	5/15/2027	874,292
Government National Mortgage Association, 7.00%	3,038,841	11/15/2028	3,236,185
Government National Mortgage Association, 6.50%	1,824,414	11/15/2028	1,914,507
Government National Mortgage Association, 6.50%	1,703,825	9/15/2029	1,786,341
Government National Mortgage Association, 7.50%	184,692	6/15/2031	198,651
Government National Mortgage Association, 5.50%	3,448,064	4/15/2033	3,476,226
Government National Mortgage Association, 6.00%	2,050,390	9/20/2033	2,108,966
Government National Mortgage Association, 6.00%	3,324,003	10/20/2033	3,430,486
Government National Mortgage Association, 5.00%	3,031,802	10/20/2033	2,972,849
Government National Mortgage Association, 6.00%	4,373,526	11/20/2033	4,498,471
Government National Mortgage Association, 6.00%	3,032,595	2/20/2034	3,118,666
Government National Mortgage Association, 5.50%	3,475,000	8/19/2034	3,494,547
Overseas Private Investor Bond, 3.42%	3,069,774	1/15/2015	2,930,498
U.S. Department Housing & Urban Development 4.44%	2,099,000	8/01/2011	2,076,557
			215,063,846
Foreign Government 1.3%

	Australian Dollar
Australia, 6.25%	3,500,000	4/15/2015	2,524,162
	Canadian Dollar
Republic of Canada, 3.50%	1,150,000	6/01/2005	872,192
	Euro
Republic of Germany, 5.00%	700,000	8/19/2005	865,269
	Japanese Yen
Republic of Japan, 0.10%	250,000,000	10/20/2005	2,245,782
			6,507,405
Total U.S. Government Securities (Cost $478,240,126)			475,811,699

OTHER INVESTMENTS 9.4%
Finance/Mortgage 9.4%
Bear Stearns Coml Mtg Secs Inc., 4.361%	2,408,030	6/11/2041	2,427,701

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Bear Stearns Commercial Mortgage Securities Inc., 5.92%	$2,584,912	10/15/2036	2,765,506
Chase Commercial Mortgage Securities Corp., 6.025%	1,291,022	11/18/2030	1,347,258
Chase Commercial Mortgage Securities Corp., 6.39%	2,875,000	11/18/2030	3,109,510
First Union Lehman Brothers Bank Series 6.28%	1,620,293	11/18/2035	1,651,141
LB Commercial Commercial Mortgage Trust, 3.25%	2,100,000	3/15/2029	2,015,462
LB UBS Commercial Mortgage Trust 5.64%	4,017,010	12/15/2025	4,230,789
LB-UBS Commercial Mortgage Trust, 5.93%	3,450,000	12/15/2025	3,680,342
Merrill Lynch Mortgage Investments Inc., 6.46%	63,275	12/10/2029	63,219
Morgan Stanley Capital Inc., 5.91%	1,675,907	11/15/2031	1,743,239
Morgan Stanley Dean Witter Capital Inc., 5.38%	4,548,985	1/15/2039	4,750,348
Nationslink Funding Corp., 6.32%	3,661,340	1/20/2031	3,938,585
Nomura Asset Securities Corp., 6.59%	2,625,000	3/15/2030	2,858,323
Private Export Funding Corp., 3.375%	5,250,000	2/15/2009	5,108,329
Wachovia Bk Coml Mtg Tr, 3.40%	2,825,000	7/15/2041	2,801,124
Washington Mutual Mortgage, Inc., 3.42%	4,350,000	5/25/2033	4,279,588
Washington Mutual Mortgage Inc., 1.00%	3,275,000	10/25/2033	3,211,338
			49,981,802
Total Other Investments (Cost $49,809,958)			49,981,802

COMMERCIAL PAPER 15.6%
13.7%
American Express Credit Corp., 1.26%	5,100,000	8/06/2004	5,099,108
American Express Credit Corp., 1.30%	8,051,000	8/19/2004	8,045,767
American Express Credit Corp., 1.29%	4,268,000	8/23/2004	4,264,635
Federal Home Loan Bank 1.33%	4,078,000	8/02/2004	4,077,849
Federal Home Loan Mortgage 1.24%	15,000,000	8/17/2004	14,991,733
General Electric Capital Corp., 1.24%	2,184,000	8/06/2004	2,183,624
General Electric Capital Corp., 1.30%	5,861,000	8/17/2004	5,857,614
General Electric Capital Corp., 1.32%	10,555,000	8/23/2004	10,546,485
International Lease Finance Corp., 1.26%	7,000,000	8/10/2004	6,997,795

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

International Lease Finance Corporation, 1.30%	$10,419,000	8/18/2004	10,412,604
			72,477,214
E.I. Du Pont De Nemours & Co., 1.25%	10,000,000	8/03/2004	9,999,306
Total Commercial Paper (Cost $82,476,520)			82,476,520

SHORT-TERM INVESTMENTS 23.1%
23.1%
State Street Navigator Securities Lending Prime Portfolio, 23.10%	122,099,928		122,099,928

Total Short-term Investments (Cost $122,099,928)			122,099,928

Total Investments - (Cost $732,626,532) 138.0%			730,369,949

Cash and Other Assets, Less Liabilities - (38.0%)			(200,938,389)

Net Assets - 100.0%			$529,431,560

ITEM 2: Controls and Procedures

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

The accompanying notes are an integral part of the financial statements.

State Street Research Financial Trust
Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,  the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Financial Trust

By	/s/ Richard S. Davis

Richard S. Davis
President, Chairman and Chief Executive Officer

Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis
President, Chairman and Chief Executive Officer

Date: September 27, 2004

By	/s/ Douglas A. Romich

Douglas A. Romich
Treasurer, Principal Financial Officer

Date: September 27, 2004